Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands		Total		Issued capital [member] Common share capital [member]	Issued capital [member] Class A preference share capital [member]	Issued capital [member] Class B preference share capital [member]	Issued capital [member] Class C preference share capital [member]	Share premium [member] Common share premium [member]	Share premium [member] Class A preference share premium [member]	Share premium [member] Class B preference share premium [member]	Share premium [member] Class C preference share premium [member]	Accumulated loss [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2015	[1]	€ 28,302		€ 30	€ 21	€ 351	€ 373	€ 1,564	€ 1,334	€ 38,906	€ 49,105	€ (63,382)
Beginning balance (Increase (decrease) due to application of IFRS 15 [member]) at Dec. 31, 2015		599										599
Beginning balance at Dec. 31, 2015	[1]	28,901		30	21	351	373	1,564	1,334	38,906	49,105	(62,783)
Restated result after taxation for the period | Previously stated [member]		(47,228)
Restated result after taxation for the period | Increase (decrease) due to application of IFRS 15 [member]		(209)
Restated result after taxation for the period		(47,437)	[1]									(47,437)
Other comprehensive income		8	[1]									8
Total comprehensive loss | Previously stated [member]		(47,220)
Total comprehensive loss | Increase (decrease) due to application of IFRS 15 [member]		(209)
Total comprehensive loss		(47,429)	[1]									(47,429)
Transactions with owners of the Company:
Issuance of shares (net)		51,151		673				50,478
IPO expenses		(1,509)						(1,509)
Conversion of preference shares				745	(21)	(351)	(373)	89,345	(1,334)	(38,906)	(49,105)
Equity settled shared-based payments		3,307										3,307
Total contributions by and distributions to owners of the Company		52,949		1,418	€ (21)	€ (351)	€ (373)	138,314	€ (1,334)	€ (38,906)	€ (49,105)	3,307
Ending balance at Dec. 31, 2016	[1]	34,421		1,448				139,878				(106,905)
Restated result after taxation for the period | Previously stated [member]		(73,089)
Restated result after taxation for the period | Increase (decrease) due to application of IFRS 15 [member]		8,315
Restated result after taxation for the period		(64,774)	[1]									(64,774)
Other comprehensive income		89	[1]									89
Total comprehensive loss | Previously stated [member]		(73,000)
Total comprehensive loss | Increase (decrease) due to application of IFRS 15 [member]		8,315
Total comprehensive loss		(64,685)	[1]									(64,685)
Transactions with owners of the Company:
Issuance of shares (net)		74,041		301				73,740
Equity settled shared-based payments		12,815										12,815
Total contributions by and distributions to owners of the Company		86,856		301				73,740				12,815
Ending balance at Dec. 31, 2017	[1]	56,592		1,749				213,618				(158,775)
Restated result after taxation for the period		(24,269)										(24,269)
Other comprehensive income		34										34
Total comprehensive loss		(24,235)										(24,235)
Transactions with owners of the Company:
Issuance of shares (net)		51,589		353				51,236
Equity settled shared-based payments		7,925										7,925
Total contributions by and distributions to owners of the Company		59,514		353				51,236				7,925
Ending balance at Dec. 31, 2018		€ 91,871		€ 2,102				€ 264,854				€ (175,085)

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.